Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income for the year	$ 316,334	$ 381,019	$ 554,692
Other comprehensive income / (loss):
Unrealized gain / (loss) on cash flow hedges, net (Notes 22 and 24)	(9,968)	(29,876)	46,435
Reclassification of amount excluded from the interest rate caps assessment of effectiveness based on an amortization approach to Interest and finance costs (Notes 20, 22 and 24)	6,084	4,354	1,286
Effective portion of changes in fair value of cash flow hedges (Notes 22 and 24)	(157)	425	868
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Notes 22 and 24)	63	63	63
Other comprehensive income / (loss) for the year	(3,978)	(25,034)	48,652
Other comprehensive gain attributable to the non-controlling interest (Note 24)	(64)	0	0
Other comprehensive income / (loss) attributable to Costamare Inc.	(4,042)	(25,034)	48,652
Total comprehensive income for the year	312,356	355,985	603,344
Comprehensive loss attributable to the non-controlling interest (Notes 16 and 18)	(3,585)	(4,730)	(263)
Total comprehensive income for the year attributable to Costamare Inc.	$ 315,877	$ 360,715	$ 603,607